Restructuring and other items	3 Months Ended
Mar. 31, 2015
Restructuring and other items
4. Restructuring and other items

Prior Period Restructuring Charges- 2014 Restructuring Provisions

A restructuring charge of $8.8 million was recognized during the year ended December 31, 2014. Following the closure of the Company’s European Phase 1 services in 2013, the Company recognized a charge in 2014 in relation to its Manchester, United Kingdom facility; $5.6 million in relation to asset impairments and $3.2 million in relation to an onerous lease charge associated with this facility. We expect this to be paid by 2024.

	Onerous	Asset
	Lease	Impairment	Total
	(in thousands)

Total provision recognized	$3,167	$5,629	$8,796
Asset write-off	-	(5,629)	(5,629)
Cash payments	(444)	-	(444)
Foreign exchange movement	(170)	-	(170)

Provision at March 31, 2015	$2,553	$-	$2,553

Cash payments of $444,000 were paid in respect of the onerous lease during the three months ended March 31, 2015.

Prior Period Restructuring Charges – 2013 Restructuring Provisions

Restructuring and other items of $9.0 million were recorded during the year ended December 31, 2013. During Q1 and Q2 2013 the Company conducted a review of its operations. This review resulted in the adoption of an initial restructuring plan, which included the closure of its Phase I facility in Omaha, Nebraska. This followed the expansion of the Company’s Phase I facility in San Antonio, Texas and the consolidation of the Company’s US Phase I capabilities in this location. The restructuring plan also included resource rationalizations in certain areas of the business to improve resource utilization. Details of the movement in this restructuring plan recognized are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)
Q1 Plan - Initial provision recognized	$3,903	$509	$4,412
Q2 Plan - Initial provision recognized	4,228	393	4,621
Total provision recognized	8,131	902	9,033
Cash payments	(7,934)	(579)	(8,513)
Amounts released	(93)	-	(93)
Foreign exchange movement	(3)	-	(3)

Provision at March 31, 2015	$100	$323	$423

Cash payments of $114,000 (workforce reductions $71,000; office consolidations $43,000) were paid during the three months ended March 31, 2015.